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                            MFS INVESTMENT MANAGEMENT
                               500 BOYLSTON STREET
                        BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 2, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of: MFS(R)Managed Sectors Fund ("MMS") MFS(R) Cash Reserve Fund ("MCF") MFS(R) Global Asset Allocation Fund ("MAA") MFS(R) Strategic Growth Fund ("AGF") MFS(R) Research Growth and Income Fund ("RGI") MFS(R) Core Growth Fund ("CGF") MFS(R) Value Fund ("EIF") MFS(R) New Discovery Fund ("NDF") MFS(R) Research International Fund ("RIF") MFS(R) Technology Fund ("SCT") MFS(R) Global Telecommunications Fund ("GTF") MFS(R) Japan Equity Fund ("MJE") (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 28, 2001.

     Please call the undersigned or Karen Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel